Acquisitions and Business Combinations	12 Months Ended
Jun. 30, 2026
Disclosure of detailed information about business combination [abstract]
Acquisitions and Business Combinations	Acquisitions and business combinations
Acquisition of MAC Copper
On 27 May 2025, Harmony announced that it has entered into a binding agreement to acquire, through its wholly owned Australian subsidiary Harmony Gold (Australia) Pty Limited, 100% of the securities in MAC Copper Limited (MAC Copper). MAC Copper has a
100% interest in the CSA mine, its sole asset, which is located in the Cobar Region of New South Wales, Australia. The acquisition supports Harmony’s strategic objective of transitioning into a low-cost, global gold and copper mining company. Based on management’s assessment the transaction meets the definition of a business combination as defined by IFRS 3 Business
Combinations.
Upon completion of the transaction, the following obligations of MAC Copper have been assumed by Harmony:
•The silver purchase agreement (silver stream) with OR Royalties Inc. (OR Royalties) pursuant to which OR Royalties receives refined silver equal to 100% of the payable silver production from CSA and makes ongoing payments equal to 4% of the spot silver price per ounce at the time of delivery (refer to note 29)
•The copper purchase agreement (copper stream) with OR Royalties pursuant to which OR Royalties receives refined copper equal to 2.25% to 4.875% of the payable copper production from CSA, which amounts may be reduced through the exercise of a buy-down option, with OR Royalties making ongoing payments equal to 4% of the spot copper price per tonne at the time of delivery (refer to note 29)
•The royalty deed with Glencore Operations Australia (Pty) Limited (Glencore) pursuant to which Glencore is entitled to a 1.5% net smelter return royalty over the life of the CSA mine (refer to note 27) and
•The sale and purchase agreement between MAC Copper and Glencore relating to US$150 million of contingent payments, where a once-off payment of US$75 million is due in the event that the copper price averages more than US$4.25/lb for 18 continuous months at any stage during the life of the CSA mine and a further once-off payment of US$75 million in the event that the copper price averages more than US$4.50/lb for 24 continuous months during the life of the CSA mine (refer to note 27).
Effective date
The last condition precedent for the transaction was fulfilled during October 2025, resulting in an acquisition date of 24 October
2025.
Cash generating units identified
CSA, with its associated assets and liabilities, was identified as the only cash generating unit (CGU).
Consideration transferred
The consideration for the transaction is a cash payment of US$12.25 per MAC Copper share, amounting to US$1.0 billion
(R17.5 billion) paid on 23 October 2025.
The amount disclosed in the cash flow statement for cash paid for the acquisition of MAC Copper is determined as follows:

SA Rand
Figures in million	24 October 2025
Cash consideration paid	17 480
Cash acquired	(420)
Net cash paid on 24 October 2025	17 060
Acquisition-related costs
The total of R1.4 billion for acquisition costs for the year ended 30 June 2026 relates to various costs directly attributable to the acquisition process. These costs include stamp duty, attorney and advisory fees.
13Acquisitions and business combinations continued
Acquisition of MAC Copper continued
Acquisition-related costs continued
There have also been costs incurred for the integration of the acquired assets into Harmony's existing structures and systems.
These costs include project management and consultancy fees. These costs amounted to R94 million for the year ended 30 June
2026 and have been included in Corporate, administration and other expenditure.
Identifiable assets acquired and liabilities assumed
For the period ended 31 December 2025 the fair value exercise, also known as the purchase price allocation, was prepared on a provisional basis in accordance with IFRS 3. During the measurement period, being 12 months permitted in terms of IFRS 3 for completion of the fair value exercise, Harmony concluded the process of determining the property, plant and equipment, streaming contract assets, income tax payable, contingent consideration liabilities, streaming contract liabilities and the resultant deferred tax associated with these balances. No other key valuation assumptions were revised.
Management considers the revised purchase price allocation to be final and the accounting for the acquisition to be concluded as at 30 June 2026. The final amounts for the identifiable assets acquired and liabilities assumed have been included below.
Critical estimates and assumptions of business valuations performed
The provisional fair value of the identifiable net assets acquired was determined based on the fair value of the consideration transferred for the transaction. This was further supported by the expected discounted cash flows based on the life-of-mine plan of
CSA. Upon finalisation of the purchase price allocation, the fair value of the consideration transferred was no longer considered representative of the finalised fair value of the identifiable net assets acquired. Accordingly, the finalised fair value of the identifiable net assets acquired was determined based on the expected discounted cash flows from the life-of-mine plan for CSA, after reflecting measurement period adjustments. As a result, goodwill was recognised upon finalisation of the purchase price allocation on 30 June 2026.
Key assumptions for the level 3 fair value measurement of CSA includes real copper prices ranging from US$4.75/lb to US$5.35/lb, real silver prices ranging from US$32.31/oz to US$51.02/oz, real zinc prices ranging from US$1.27/lb to US$1.33/lb, a marketable post-tax real discount rate of 7.75%, US$/A$ exchange rates ranging from US$0.66/A$1 to US$0.69/A$1 and the CSA life-of-mine plan. The valuation was performed as at 24 October 2025. The tax rates used to calculate deferred tax is based on Australian tax rates and tax laws that have been enacted at acquisition date. The deferred tax rate used as at 24 October 2025 was 30%.
Fair value determination of acquired operations
The fair values as at the acquisition date are as follows:

	SA Rand
Figures in million	Provisional fair value	Measurement period adjustments	Final fair value
Assets
Non-current assets
Property, plant and equipment	37 623	(5 357)	32 266
Other non-current assets	76	—	76
Streaming contract assets[1]	199	10	209
Current assets
Inventories	432	—	432
Trade and other receivables[2]	303	—	303
Cash and cash equivalents	420	—	420
Non-current liabilities
Deferred tax liabilities	7 478	(2 822)	4 656
Provision for environmental rehabilitation	222	—	222
Contingent consideration liabilities	860	(58)	802
Other non-current liabilities	107	—	107
Streaming contract liabilities	4 617	237	4 854
Current liabilities
Borrowings	3 858	—	3 858
Income tax payable	250	(205)	45
Trade and other payables	820	—	820
Contingent consideration liabilities	2 511	(1)	2 510
Derivative financial liabilities	503	—	503
Streaming contract liabilities	347	62	409
Fair value of net identifiable assets acquired at 24 October 2025	17 480	(2 558)	14 922
[1]This relates to the copper compound derivative, refer to note 29 for further information.
[2]The gross contractual amounts receivable is equal to the fair value of the receivables as at acquisition date.
13Acquisitions and business combinations continued
Acquisition of MAC Copper continued
Goodwill

Accounting policy
Goodwill is an intangible asset with an indefinite useful life which is not amortised but tested for impairment on an annual basis, or when there is an indication of impairment. The excess of consideration transferred over the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previously held equity interest in the acquiree over the fair value of the group’s share of the identifiable net assets acquired is recorded as goodwill. Goodwill on acquisition of subsidiaries and joint operations is included as a separate line on the balance sheet. Goodwill on acquisition of associates is included in investments in associates and tested for impairment as part of the overall balance.
Goodwill is tested annually for impairment and carried at cost less accumulated impairment losses. Goodwill is allocated to cash generating units for the purpose of impairment testing. The allocation is made to those cash generating units or groups of cash generating units that are expected to benefit from the business combination in which the goodwill arose. If the composition of one or more cash generating units to which goodwill has been allocated changes due to a re-organisation, the goodwill is reallocated to the units affected.
The gain or loss on disposal of an entity includes the carrying amount of goodwill relating to the entity sold.

Goodwill arising from the acquisition has been recognised as follows:

SA Rand
Figures in million	24 October 2025
Consideration paid	17 480
Fair value of net identifiable assets	(14 922)
Goodwill	2 558
The goodwill has been allocated to CSA. The goodwill recognised is mainly attributable to broader strategic benefits to Harmony arising from the acquisition, including increased exposure to copper, portfolio diversification, enhanced operating scale, strategic optionality in relation to future mine planning and development, and the potential to leverage Harmony's technical, operational and financial capabilities across the acquired asset base. None of the goodwill recognised is expected to be deductible for tax purposes.
The movement in goodwill is as follows:

SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Additions	2 558	—
Foreign exchange translation	20	—
Balance at end of year	2 578	—
The net carrying value of goodwill has been allocated to the following cash generating unit:
CSA	2 578	—
Net carrying value	2 578	—
Performance of acquired operation
For the year ended 30 June 2026, the acquired operation contributed revenue of R3.8 billion and a net loss of R1.2 billion since acquisition date. Should the acquisition have occurred on 1 July 2025, the group’s pro forma consolidated revenue would have been
R101.9 billion and pro forma consolidated profit would have been R30.8 billion.
The following information was used to determine the revenue and net loss for the acquired operation for the period 1 July 2025 to
30 June 2026:
•1 July 2025 to 24 October 2025: The revenue and net profit per the CSA trial balance for the period 1 July 2025 to 24 October
2025
•25 October 2025 to 30 June 2026: The revenue and net loss for MAC Copper as included as part of the consolidated income statement for the year ended 30 June 2026
•The revenue and net loss in A$ terms for the period of 1 July 2025 to 24 October 2025 and 25 October 2025 to 30 June 2026 as
determined above, were translated using the average Rand/A$ exchange rate of R11.49/A$1 and R11.45/A$1, respectively.

Disclosure of goodwill [text block]	Goodwill

Accounting policy
Goodwill is an intangible asset with an indefinite useful life which is not amortised but tested for impairment on an annual basis, or when there is an indication of impairment. The excess of consideration transferred over the amount of any non-controlling interest in the acquiree and the acquisition-date fair value of any previously held equity interest in the acquiree over the fair value of the group’s share of the identifiable net assets acquired is recorded as goodwill. Goodwill on acquisition of subsidiaries and joint operations is included as a separate line on the balance sheet. Goodwill on acquisition of associates is included in investments in associates and tested for impairment as part of the overall balance.
Goodwill is tested annually for impairment and carried at cost less accumulated impairment losses. Goodwill is allocated to cash generating units for the purpose of impairment testing. The allocation is made to those cash generating units or groups of cash generating units that are expected to benefit from the business combination in which the goodwill arose. If the composition of one or more cash generating units to which goodwill has been allocated changes due to a re-organisation, the goodwill is reallocated to the units affected.
The gain or loss on disposal of an entity includes the carrying amount of goodwill relating to the entity sold.

Goodwill arising from the acquisition has been recognised as follows:

SA Rand
Figures in million	24 October 2025
Consideration paid	17 480
Fair value of net identifiable assets	(14 922)
Goodwill	2 558
The goodwill has been allocated to CSA. The goodwill recognised is mainly attributable to broader strategic benefits to Harmony arising from the acquisition, including increased exposure to copper, portfolio diversification, enhanced operating scale, strategic optionality in relation to future mine planning and development, and the potential to leverage Harmony's technical, operational and financial capabilities across the acquired asset base. None of the goodwill recognised is expected to be deductible for tax purposes.
The movement in goodwill is as follows:

SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	—
Additions	2 558	—
Foreign exchange translation	20	—
Balance at end of year	2 578	—
The net carrying value of goodwill has been allocated to the following cash generating unit:
CSA	2 578	—
Net carrying value	2 578	—